RETIREMENT BENEFITS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Netherlands
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 1,756	$ 405
Percentage of defined benefit liability related to active members	26.00%	31.00%
UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liability related to active members	20.00%	23.00%
Actuarial funding valuation, frequency	3 years
Actuarial funding valuation, funding ratio	103.00%
UK | Funded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 3,807	$ (76)
UK | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	473
USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 182	$ (1,846)
Percentage of defined benefit liability related to active members	24.00%	25.00%
USA | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ (1,129)	$ (1,475)
Pensions
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 900
Pensions | The Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments	105.00%
OPEB | USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ (4,067)	$ (4,497)